Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Multi-Asset Income Portfolio
(the “Fund”)
Supplement dated April 30, 2025 to the Summary Prospectuses and
Prospectuses of the Fund, each dated November 27, 2024, as amended or supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Multi-Asset Income Portfolio — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Multi-Asset Income Portfolio — Performance Information” are supplemented as follows:
Effective April 30, 2025, the Fund’s performance benchmarks against which the Fund measures its performance are amended to add a new blended benchmark of 33.34% MSCI World High Dividend Yield Index / 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index / 33.33% Bloomberg U.S. Aggregate Bond Index as an additional benchmark of the Fund. Fund management believes that the new benchmark has certain characteristics that are helpful in evaluating the Fund. The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12‑month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index based on the Bloomberg U.S. Corporate High Yield Index which measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Issuers that exceed 2% of the market value of the uncapped Bloomberg U.S. Corporate High Yield Index are limited at 2% of the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).
For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for the new benchmark were 5.82%, 3.25% and 4.42%, respectively.

BLACKROCK MULTI-ASSET INCOME PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock Multi-Asset Income Portfolio
(the “Fund”)
Supplement dated April 30, 2025 to the Summary Prospectuses and
Prospectuses of the Fund, each dated November 27, 2024, as amended or supplemented to date
Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:
The section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About BlackRock Multi-Asset Income Portfolio — Performance Information” and the section of the Fund’s Summary Prospectuses entitled “Key Facts About BlackRock Multi-Asset Income Portfolio — Performance Information” are supplemented as follows:
Effective April 30, 2025, the Fund’s performance benchmarks against which the Fund measures its performance are amended to add a new blended benchmark of 33.34% MSCI World High Dividend Yield Index / 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index / 33.33% Bloomberg U.S. Aggregate Bond Index as an additional benchmark of the Fund. Fund management believes that the new benchmark has certain characteristics that are helpful in evaluating the Fund. The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets (DM) countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12‑month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index based on the Bloomberg U.S. Corporate High Yield Index which measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Issuers that exceed 2% of the market value of the uncapped Bloomberg U.S. Corporate High Yield Index are limited at 2% of the index. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non‑agency).
For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for the new benchmark were 5.82%, 3.25% and 4.42%, respectively.